Income Taxes (Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
Federal	$ 14,347	$ 19,389	$ 17,479
Foreign, state and local	4,353	3,448	2,725
Deferred
Federal	10,939	7,068	7,495
Foreign, state and local	(405)	444	785
Total	$ 29,234	$ 30,349	$ 28,484